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                    [Van Kampen Investments Inc. Letterhead]


                                                                         497(j)

                                 June 8, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen Equity Trust II
        Rule 497(j) Filing (File Nos. 333-75493 and 811-9279)

Ladies and Gentlemen:

        Van Kampen Equity Trust II (the "Registrant"), filed via EDGAR on June 4, 1999, a copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectus and statement of additional information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

        Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (630) 684-6774.


                                Very truly yours,

                                /s/ Nicholas Dalmaso